Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense included in cost of revenue	$ 91,057	$ 102,723	$ 105,915
Acquisitions 2013 [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill related to acquisitions		$ (2,107)